Business Combination (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Schedule of Total Consideration Acquisition-Date Fair Value	The preliminary acquisition-date fair value attributable to the acquisition consisted of the following components:
USD’000
Fair value of previously held equity interest	3,097
Fair value of interest acquired through the June 2026 capital increase	6,423
Total consideration attributable to SEALSQ	9,520
Fair value of noncontrolling interests (“NCI”)	7,627
Aggregate acquisition-date fair value, including NCI	17,147

Schedule of Preliminary Allocation of the Acquisition-Date Fair Value

The following table summarizes the preliminary allocation of the acquisition-date fair value as of June 1, 2026:

USD’000
Restricted cash	6,527
Technology	4,062
Trademarks	1,248
Cash and cash equivalents	455
Prepaid expenses and other current assets	286
Crypto assets	71
Accounts receivable	66
Total assets acquired, excluding goodwill	12,715
Deferred income tax liability	(770)
Other current liabilities	(398)
Deferred revenue	(309)
Employee benefit obligation	(295)
Accounts payable	(5)
Total liabilities assumed	(1,777)
Net identifiable assets acquired	10,938
Goodwill	6,209
Aggregate acquisition-date fair value, including NCI	17,147

Schedule of Estimated Useful Lives	The weighted-average useful life of the acquired identifiable intangible assets is approximately 15 years.
USD’000
Technology	4,062
Trademarks	1,248
Acquired identifiable intangible assets	5,310

Schedule of Pro Forma Consolidated Financial Information

The following unaudited pro forma consolidated financial information presents the combined results of SEALSQ and Wecan as if the acquisition had occurred on January 1, 2025:

	6 months ended June 30,
USD’000	2026	2025
Revenue	11,487	5,453
Net income (loss)	(28,209)	(21,300)